Share capital - Movements in FFG shares (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 € / shares	Dec. 14, 2022 $ / shares	Dec. 31, 2021 € / shares
Share capital
Par value per share | $ / shares		$ 0.000001
Shares restated to reflect the exchange ratio	0.26926188
Ordinary shares
Share capital
Par value per share | (per share)	$ 0.000001		$ 0.000001	€ 1	$ 11.5
Series B preferred shares
Share capital
Par value per share						€ 1
Class B non-voting | Ordinary shares
Share capital
Par value per share						€ 0.0001
Issuance Of FFG Collateral Share | FFG Collateral Share
Share capital
Par value per share				€ 0.0001